Ralph Parks Portfolios Trust

Ralph Parks Cyclical Equity Fund

Supplement dated July 2, 2007

to the Prospectus and Statement of Additional Information dated August 23, 2006

Effective July 2, 2007 (the “Effective Date”), the Board of Trustees has approved certain changes to the structure of fees and expenses for Ralph Parks Cyclical Equity Fund (the “Fund”).  As of the Effective Date, a sales charge will be imposed on all prospective shareholders subject to certain exceptions.  The sales charge will be expressed as a percentage of the Fund’s offering price and will vary depending on the level of investment.

The Board of Trustees has approved a reduction of the Management Fee paid to Ralph Parks Investment Group, LLC from 3.00% to 1.50% annually as of the Effective Date.

The following supersedes any contrary information contained in the Portfolios’ current Prospectus described above.

*

*

*

*

*

*

*

*

*

*

*

*

*

Reference is made to the following table under “FEES AND EXPENSES” located on page 5 of the Prospectus.  The pertinent information on the page is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None
Redemption Fee on Shares Held Less Than 90 Days (as a % of amount redeemed) (1)	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (4)	1.50%
Distribution (12b-1) Fees (2)	0.25%
Other Expenses (3)	0.90%
Total Annual Fund Operating Expenses (2) (3)	2.65%
Less Amount Deferred or Reimbursed under Expense Limitation Agreement (4)	0.00%
Net Annual Fund Operating Expenses plus Costs of Leverage and Selling Short (3) (4)	2.80%

___________________

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Fund’s operating expenses remain the same.

Please note that the Year 1 example below will, if applicable, reflect the effect of the Adviser’s expense limitation agreement.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR
1	$842
3	$1,393

NOTES TO FEE TABLE

1.

In addition to the 2% redemption fee, you may be charged a $15.00 fee for wire redemptions and will be assessed fees for outgoing wire transfers and returned checks. Redemptions pursuant to the Fund’s Systematic Withdrawal Plan are exempt.

2.

The Fund will not pay Distribution Fees until the net assets of the Fund reach $40 million which is not expected to occur during the Fund’s initial year of investment operations.  After the Fund’s net assets reach $40 million, the Distribution Fee will be accrued daily and payable monthly, at the annual rate of 0.25% of the Fund’s average net assets and may be paid directly to the Adviser for Fund-related marketing and advertising expenses.

3.

These expenses, which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for the Fund’s initial fiscal year.  Including interest expense, dividends on short positions and the cost of leverage in Total Annual Fund Operating Expenses increases the estimated amount set forth in the above Fee Table.  As the Fund has no history of dividend expense, interest expense, the costs associated with leverage and earnings credit at the outset of the Fund, these expenses are estimated at 0.15% in the Fund’s first fiscal year.  Including interest expense and dividends on short positions, the Fund’s Total Annual Operating Expenses would be 2.55%.  While the Fund’s Total Annual Operating Expenses will include dividends paid out on short positions, it will not take into account the interest credit that the Fund will earn on cash proceeds of those short sales, which serve as collateral for short positions, which is estimated to be 0.25% on an annualized basis.  Interest expense or dividends paid out on short positions taken by the Fund will vary from year to year.

4.

The Adviser has agreed contractually to defer its management fee and to reimburse expenses, other than expenses relating to dividends on securities sold short, extraordinary or non-recurring expenses, so that the Fund’s net annual operating expenses do not exceed certain levels based on net assets of the Fund.  Until the net assets of the Fund reach $40 million, the agreement provides that total annual fund operating expenses excluding, interest expense, dividends on short positions and the costs associated with leverage shall not exceed 3.00% of average daily net assets.  From such time as the Fund’s net assets reach $40 million, the agreement provides that the annual fund operating expenses shall not exceed 3.25% of average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the annual fund operating expenses do not exceed 3.00% for that entire year.  This agreement will remain in effect until December 31, 2007.  Because the agreement with the Adviser regarding the reimbursement of certain expenses excludes the costs associated with selling short and leverage, increases in short sales expenses will result in increases to the net expenses above the amount disclosed in the Fee Table.  Management fees deferred and expenses reimbursed are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three year basis (within three years after the fees or expenses have been deferred or reimbursed).  Such recoupment, however, must be achieved within the expense limitation for the year in which the expense was incurred. In addition, no recoupment will be paid to the Adviser in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.  Please see the section below entitled “Fund Management” for a definition of what comprises extraordinary or non-recurring expenses.

*

*

*

*

*

*

*

*

*

*

*

*

*

Reference is made to the following section under “FUND MANAGEMENT – Investment Adviser” located on page 11 of the Prospectus.  Paragraph three of this section is deleted and replaced with the following:

Effective July 1, 2007, the Fund will pay an annual investment advisory fee to the Adviser equal to 1.50% of the average daily net assets of the Fund.

*

*

*

*

*

*

*

*

*

*

*

*

*

The following language should be added to the section under “HOW TO PURCHASE SHARES” located on page 14 of the Prospectus:

Fund shares are offered at their public offering price, which is the net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of shares of the Fund, at net asset value with the following front end sales charges based on the amount of purchase:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.75%
$50,000 but less $100,000	4.75%	4.99%	4.75%
$100,000 but less than $250,000	3.75%	3.90%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	3.00%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	None	None	None

As shown, investors that purchase $1,000,000 or more of the Fund’s shares will not pay any initial sales charge on the purchase.  Additionally, the sales charge may be waived for certain types of investors as stated below under the section titled “Sales Charge Waivers.”

Receipt of Orders

Shares may only be purchased on days the Fund is open for business.  The Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in, or has a history of, excessive trading.

Minimum Investments

The initial minimum investment amount for regular accounts is $1,000 and tax-deferred accounts is $1,000. The minimum subsequent investment is $100.

How to Reduce Your Sales Charge

You may be eligible to purchase Fund Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment.  Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

Rights of accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Fund Shares, you may combine the value of your new purchases of Fund Shares with the value of other fund Shares that you already own. In other words, the applicable initial sales charge for the new purchase is based on the total of your current purchase plus the current value of all other fund Shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Fund shares held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer’s brokerage account or with a bank, an insurance company separate account or an investment adviser);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example a 401(k) plan) but not including employer sponsored IRAs;

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of fund Shares, with a minimum of $50,000, during a 13-month period. At your written request, fund Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of fund shares.  If you have redeemed fund Shares within the past 120 calendar days, you may repurchase an equivalent amount of fund Shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 calendar days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 calendar days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Fund Shares is waived for certain types of investors, including:

•

Current Trustees and Officers of the Fund.

•

Clients of the Adviser.

•

Employees of the Adviser, or any full-time employee or registered representative of the distributor and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•

Clients of registered investment advisers that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisers).

•

Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Any Investor who purchases Fund shares directly from the Fund’s Transfer Agent at the telephone number provided in this prospectus to establish an account with the Fund.

Grandfather Clause

Any existing Fund shareholder as of July 1, 2007 seeking to make an additional purchase of Fund shares will not be subject to the front-end sales charges for a one year period ending June 30, 2008.

Sales Charge Exceptions

You will not pay initial sales charges on fund Shares purchased by reinvesting dividends and distributions.

Promotional Incentives on Dealer Commissions

The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the Distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

This Supplement and the existing Prospectus dated August 23, 2006, provides relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 23, 2006 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-877-261-5700.